UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from June 1, 2016 to June 30, 2016.

Commission File Number of issuing entity: 333-190096-01

Central Index Key Number of issuing entity: 0001396730

First National Master Note Trust

(Exact name of registrant as specified in its charter)

Commission File Number of depositor: 333-190096

Central Index Key Number of depositor: 0001171040

First National Funding LLC

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor: 0000036644

First National Bank of Omaha

(Exact name of sponsor as specified in its charter)

Karlyn M. Knieriem, (402) 341-0500

(Name and telephone number, including area code, of the person to contact in connection with this filing)

Delaware

(State or Other Jurisdiction of Incorporation or organization of the issuing entity)

N/A

(I.R.S. Employer Identification No.)

1620 Dodge Street
Stop Code 3271
Omaha, Nebraska	68197
(Address of principal executive office of the issuing entity)	(Zip Code)

402-341-0500

(Telephone number, including area code)

No change

	Registered reporting pursuant to (check one)			Name of Exchange (If Section 12(b))
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)
Series 2013-2, Class A	☐	☐	☒

Series 2015-1, Class A	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I — DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item one is set forth below in this Item and in Exhibit 99.1 with respect to the Series 2013-2 Notes and in Exhibit 99.2 with respect to the Series 2015-1 Notes.

Trust Portfolio
	Ended June 30th, 2016		Ended May 31st, 2016		Ended April 30th, 2016		Ended March 31st, 2016
	Active Accounts	Percentage of Total Active Accounts Outstanding	Active Accounts	Percentage of Total Active Accounts Outstanding	Active Accounts	Percentage of Total Active Accounts Outstanding	Active Accounts	Percentage of Total Active Accounts Outstanding
Total Active Accounts *	917,370	100.00%	932,552	100.00%	926,556	100.00%	937,790	100.00%
Accounts Delinquent
30 to 59 days	2,175	0.24%	2,108	0.23%	2,122	0.23%	2,212	0.24%
60 to 89 days	1,510	0.16%	1,589	0.17%	1,545	0.17%	1,517	0.16%
90 to 119 days	1,193	0.13%	1,232	0.13%	1,227	0.13%	1,255	0.13%
120 to 149 days	977	0.11%	1,001	0.11%	987	0.11%	1,114	0.12%
150 or More Days	865	0.09%	1,008	0.11%	995	0.11%	928	0.10%

Total	6,720	0.73%	6,938	0.74%	6,876	0.74%	7,026	0.75%

*	Active Accounts represent those accounts with a non zero balance

	Ended June 30th, 2016	Ended May 31st, 2016	Ended April 30th, 2016	Ended March 31st, 2016
Average Receivables Outstanding	$2,859,671,452	$2,846,681,622	$2,855,632,024	$2,863,676,581
Total Gross Charge-Offs	$7,052,317	$8,456,282	$7,497,071	$7,856,832

Gross Charge-Offs as a Percentage of Average Receivables Outstanding (annualized)	2.96%	3.56%	3.15%	3.29%

Recoveries	$1,713,616	$1,543,679	$1,625,239	$1,686,679

Net Charge-Offs	$5,338,700	$6,912,603	$5,871,832	$6,170,154

Net Charge-Offs as a Percentage of Average Receivables Outstanding (annualized)	2.24%	2.91%	2.47%	2.59%

Accounts Experiencing a Loss	2,045	2,354	2,289	2,195

Accounts Experiencing a Recovery	4,644	4,601	4,673	4,706

Average Net Loss of Accounts with a Loss	$2,611	$2,937	$2,565	$2,811

Are there any material modifications, extensions or waivers to pool asset terms, fees, penalties or payments during the distribution period or that have cumulatively become material over time?    Yes  ☐    No  ☒

Are there any material breaches of pool asset representations and warranties or transaction covenants?    Yes  ☐    No  ☒

Are there any material changes in the solicitation, credit-granting, underwriting, origination or pool selection criteria or procedures?    Yes  ☐    No  ☒

No assets securitized by the depositor and held by First National Master Note Trust were the subject of a demand to repurchase or replace for breach of the representations and warranties during the distribution period from June 1, 2016 to June 30, 2016.

The depositor filed its most recent Form ABS-15G on February 12, 2016. The CIK number of the depositor is 0001171040.

Item 9. Exhibits.

Exhibit No.	Document Description

99.1	Monthly Report to Series 2013-2 Noteholders

99.2	Monthly Report to Series 2015-1 Noteholders

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: July 11, 2016

By:	First National Funding Corporation, Managing Member

By	/s/ Karlyn M. Knieriem
Karlyn M. Knieriem,
Senior Vice President

INDEX TO EXHIBITS

Exhibit No.	Document Description

99.1	Monthly Report to Series 2013-2 Noteholders

99.2	Monthly Report to Series 2015-1 Noteholders